CREDIT LOSSES (Schedule of Allowance for Credit Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Balance, at beginning of Period	$ 6,198	$ 4,236
Cumulative effect of adoption of ASU Topic 326		700
Provision for expected credit losses	3,087	1,636
Amounts written off charged against the allowance and others	(698)	(374)
Balance, at end of period	$ 8,587	$ 6,198